Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of tax benefit		50.00%
Convertible preferred stock, par value				$ 0.0001
Lease liability right-of-use asset	$ 3,551
Series A Redeemable Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Convertible preferred stock, par value		$ 0.0001	$ 0.0001